Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities and Other Consolidation Matters [Member]
Schedule of consolidated financial statements
	December 31, 2022	December 31, 2021
ASSETS
Cash and cash equivalents	$4,500,379	$7,117,728
Accounts receivable	6,772,988	9,218,883
Inventories	189,106	-
Other current assets	1,840,182	2,029,794
Investment in a limited partnership and an equity investee	1,179,300	1,993,285
Property and equipment, net	3,111,717	3,168,441
Goodwill	5,767,504	-
Right of use assets	1,666,777	205,824
Deferred tax assets	1,800,493	2,025,043
Other noncurrent assets	1,456,322	414,105
Total Assets	$28,284,768	$26,173,103

LIABILITIES
Advances from customers	$395,263	$7,432
Income tax payable	2,292,765	2,478,273
Operating lease liabilities, current and non-current	1,702,478	201,559
Due to Zhongchao Inc.*	762,962	599,347
Other current liabilities	992,558	1,011,371
Deferred tax liabilities	208,200	-
Total Liabilities	$6,354,226	$4,297,982

	For the years ended December 31,
	2022	2021	2020
Revenues	$14,151,516	$16,096,769	$17,989,788
(Loss) Income from Operations	$(1,716,154)	$418,235	$4,525,855
Net (Loss) Income	$(1,427,296)	$838,838	$4,484,029

*	The balances due from/to Zhongchao Inc., are eliminated on consolidation.